14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Net loss for the year	$ (1,906,297)	$ (1,872,121)	$ (1,548,930)
Expected income tax recovery	(495,637)	(486,751)	(402,722)
Effect of foreign tax rate	110,748	39,191	348,770
Non-deductible items	76,169	71,150	50,201
Deductible items	(14,580)	(19,631)	(15,635)
Unrecognized benefit of non-capital losses	323,301	396,041	19,386
Income taxes at statutory	$ 0	$ 0	$ 0